EATON VANCE SERIES TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 002-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2018 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 111 (“Amendment No. 111”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 111 was filed electronically with the Commission (Accession No. 0000940394-18-001736) on October 25, 2018.

EATON VANCE SERIES TRUST II
on behalf of Parametric Tax-Managed
Emerging Markets Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: November 5, 2018